Nuveen Short-Term REIT ETF (NURE)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.1%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 99.1%
	Apartments – 45.9%
69,990	American Campus Communities Inc	$1,942,222
81,159	American Homes 4 Rent, Class A	1,882,889
59,048	Apartment Investment & Management Co, Class A	2,075,537
11,972	AvalonBay Communities Inc	1,761,919
23,882	Camden Property Trust	1,892,410
30,266	Equity Residential	1,867,715
8,932	Essex Property Trust Inc	1,967,184
24,830	Front Yard Residential Corp	296,718
46,298	Independence Realty Trust Inc	413,904
95,457	Invitation Homes Inc	2,039,916
18,405	Mid-America Apartment Communities Inc	1,896,267
51,851	UDR Inc	1,894,636
	Total Apartments	19,931,317
	Hotels – 22.2%
107,190	Apple Hospitality REIT Inc	982,932
42,812	Ashford Hospitality Trust Inc	31,647
23,730	Chatham Lodging Trust	140,956
19,675	CorePoint Lodging Inc	77,126
101,975	DiamondRock Hospitality Co	518,033
18,169	Hersha Hospitality Trust	65,045
197,889	Host Hotels & Resorts Inc	2,184,695
121,932	Park Hotels & Resorts Inc	964,482
66,541	Pebblebrook Hotel Trust	724,631
86,849	RLJ Lodging Trust	670,474
27,732	Ryman Hospitality Properties Inc	994,192
83,819	Service Properties Trust	452,623
53,221	Summit Hotel Properties Inc	224,593
114,539	Sunstone Hotel Investors Inc	997,635
57,377	Xenia Hotels & Resorts Inc	590,983
	Total Hotels	9,620,047
	Manufactured Homes – 10.2%
40,723	Equity LifeStyle Properties Inc	2,340,758

Nuveen Short-Term REIT ETF (NURE) (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Manufactured Homes (continued)
16,709	Sun Communities Inc	$2,086,119
	Total Manufactured Homes	4,426,877
	Self-Storage – 20.8%
80,101	CubeSmart	2,145,906
20,477	Extra Space Storage Inc	1,960,877
22,093	Life Storage Inc	2,088,893
30,220	National Storage Affiliates Trust	894,512
9,698	Public Storage	1,926,120
	Total Self-Storage	9,016,308
	Total Long-Term Investments (cost $54,627,376)	42,994,549

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.9%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.9%
$386	Federal Home Loan Bank, Discount Notes	0.000%	4/01/20	N/R	$386,000
	Total Short-Term Investments (cost $386,000)				386,000
	Total Investments (cost $55,013,376) – 100.0%				43,380,549
	Other Assets Less Liabilities – (0.0)%				(5,533)
	Net Assets – 100%				$43,375,016
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$42,994,549	$ —	$ —	$42,994,549
Short-Term Investments:
U.S. Government and Agency Obligations	—	386,000	—	386,000
Total	$42,994,549	$386,000	$ —	$43,380,549

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
REIT	Real Estate Investment Trust
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